Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deposits
Schedule of maturities of total time deposits
(in thousands)	2014	2013
Due within:
One year	$204,638	$231,644
Two years	58,177	58,844
Three years	33,551	30,767
Four years	16,760	12,662
Five years	5,282	16,087
Thereafter	1,347	0
Total	$319,755	$350,004

Schedule of maturities of certificates and other time deposits in denominations of $100,000 or more
(in thousands)	2014	2013
Due within:
Three months or less	$33,488	$46,306
Over three months through six months	29,381	18,398
Over six months through twelve months	35,308	42,624
Over twelve months	36,768	38,629

Total	$134,945	$145,957